Financing Arrangements (Details) - Schedule of Principal Maturities of Outstanding Debt Obligations - One Energy Enterprises Inc [Member] - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Debt Instrument [Line Items]
Remainder of 2024	$ 14,435,537
2024/2025	1,818,610	$ 13,395,166
2025/2026	1,335,619	749,718
2026/2027	780,542	809,479
2027/2028	817,862	780,542
2028		817,862
Thereafter		10,643,356
Thereafter	10,643,355
Long-Term Debt	$ 29,831,525	$ 27,196,123	$ 41,966,215